Debt - Maturities of outstanding debt (Details) - USD ($) $ in Millions	Dec. 31, 2015	Dec. 31, 2014
Debt Disclosure [Abstract]
2016	$ 251.1
2017	240.8
2018	598.8
2019	29.0
2020	29.0
2021 and thereafter	2,749.6
Total external and related party debt	$ 3,898.3	$ 3,650.4